Consolidated Balance Sheets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents		$ 2,262,881	$ 3,805,135
Restricted cash		26,127	23,089
Loan receivable			5,500,000
Accounts receivable, net		284,628	433,510
Prepaid expenses and other current assets		9,118,909	4,579,646
Total current assets		11,692,545	14,341,380
Non-current assets
Right-of-use assets, net		72,939	162,270
Plant and equipment, net		64,472	53,023
Intangible assets, net		66,859	89,475
Long-term investments		1,000,000
Deferred tax assets		12,324	12,686
Total non-current assets		1,216,594	317,454
Total assets		12,909,139	14,658,834
Current liabilities
Accounts payable		5,985	8,647
Lease liabilities		72,230	87,129
Accrued expenses and other current liabilities		256,795	309,001
Total current liabilities		335,010	404,777
Non-current liabilities
Lease liabilities			74,384
Due to a related party, non-current		344,235	4,709
Total non-current liabilities		344,235	79,093
Total liabilities		679,245	483,870
Shareholders’ equity
Additional paid in capital		55,327,858	55,327,858
Statutory reserves		166,038	166,038
Accumulated deficit		(43,363,848)	(41,460,571)
Accumulated other comprehensive income		85,819	127,612
Total shareholders’ equity		12,229,894	14,174,964
Total liabilities and shareholders’ equity		12,909,139	14,658,834
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares	[1]	14,027	14,027
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares	[1]

[1]	Retrospectively restated for one-for-five reverse split with effective date of August 10, 2022.